Statutory Prospectus Supplement dated March 28, 2012

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco Van Kampen Pennsylvania Tax Free Income Fund

Effective June 28, 2012, the following information replaces in its entirety the paragraph appearing under the heading “Fund Summary —Investment Objective(s)”:

“The Fund’s investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment in a varied portfolio of medium- and lower-grade municipal securities.”

Effective June 28, 2012, the following information replaces in its entirety the first paragraph appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:

“Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of Pennsylvania municipal securities. The Fund seeks to invest in medium–and lower–grade municipal securities; however, at times the market conditions in the Pennsylvania municipal markets may be such that the Fund may invest in higher-grade securities.”

Effective June 28, 2012, the following information replaces in its entirety the paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings —Investment Objective(s)”:

“The Fund’s investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment in a varied portfolio of medium– and lower–grade municipal securities. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.”

Effective June 28, 2012, the following information replaces in its entirety the first two sentences of the first paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings — Principal Investment Strategies and Risks”:

“Under normal market conditions, the adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of Pennsylvania municipal securities. The Fund seeks to invest in medium- and lower-grade municipal securities; however, at times the market conditions in the Pennsylvania municipal markets may be such that the Fund may invest in higher-grade securities.”